Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	STL Marketing Group, Inc.
Entity Central Index Key	0001569055
Document Type	Other
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company